Average Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI Japan Stock Index Fund	Dec. 30, 2023
Fidelity SAI Japan Stock Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.03%)
Since Inception	(10.38%)	[1]
Fidelity SAI Japan Stock Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.27%)
Since Inception	(10.64%)	[1]
Fidelity SAI Japan Stock Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.57%)
Since Inception	(7.66%)	[1]
MS401
Average Annual Return:
Past 1 year	(16.53%)
Since Inception	(10.07%)	[1]

[1]	AFrom May 27, 2021.